Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025		Dec. 31, 2024
Schedule of Inventory [Abstract]
Work in progress	$ 1,178	[1]	$ 1,509
Raw materials	59		59
Inventory net	$ 1,237		$ 1,568

[1]	Written down to net realizable value – see Note 7D.